Fair value measurements - Additional Information (Detail) - USD ($) $ in Thousands	Oct. 31, 2019	Jul. 31, 2019	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets, level 1 to level 2 transfers, amount	$ 0		$ 0	$ 0	$ 0
Fair value, assets, level 2 to level 1 transfers, amount	0		0	0	0
Fair value, liabilities, level 1 to level 2 transfers, amount	0		0	0	0
Fair value, liabilities, level 2 to level 1 transfers, amount	0		0	$ 0	0
Warrant liability	0	$ 153,041	5,498		3,440	$ 2,870
Other Assets Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of foreign currency contracts, Assets					$ 82
Accounts Payable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of foreign currency contracts	$ 24		$ 143